RELATED PARTIES TRANSACTIONS - Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transactions	$ 612	$ (3,460)	$ (417)	$ (1,141)
Ship management fees revenue
Related Party Transaction [Line Items]
Related party transactions	1,342	2,030	0	455
Ship management and administrative services expense
Related Party Transaction [Line Items]
Related party transactions	(730)	(4,534)	0	(687)
Insurance commission
Related Party Transaction [Line Items]
Related party transactions	0	0	(208)	(276)
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transactions	0	(837)	0	(169)
Commitment fee
Related Party Transaction [Line Items]
Related party transactions	0	(119)	0	(20)
Office rental
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ (209)	$ (444)